Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of amortization periods of the right-of-use assets
	Years	Mainly
Land	2-24	5
Motor vehicles	2-3	2

Schedule of useful life of the assets at annual rates
%
Land and Buildings	2 - 4
Computers, software and peripheral equipment	20 - 33 (mainly 33)
Office furniture and equipment	6 - 33 (mainly 7)
Motor vehicles	14 - 15 (mainly 15)

Schedule of useful life of intangible assets rates
Years
Customer relationship and backlog	3 – 15
Acquired technology	2 – 8
Patents	10